ACQUISITIONS, GOODWILL, AND INTANGIBLE ASSETS (Details 3) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Intangible assets, beginning	$ 34,485	$ 49,005	$ 49,005
Intangible acquired	3,569,300
Less: Amortization	83,094	$ 7,260	14,520	$ 23,595
Intangible assets, ending	3,520,691		34,485	$ 49,005
IP/technology
Intangible assets, beginning	0
Intangible acquired	438,000
Less: Amortization	11,732
Intangible assets, ending	426,268		0
Non-compete
Intangible assets, beginning	0
Intangible acquired	123,200
Less: Amortization	7,700
Intangible assets, ending	115,500		0
tradename/trademarks
Intangible assets, beginning	0
Intangible acquired	3,008,100
Less: Amortization	56,402
Intangible assets, ending	2,951,698		0
Other
Intangible assets, beginning	34,485
Intangible acquired	0
Less: Amortization	7,260
Intangible assets, ending	$ 27,225		$ 34,485